Leases (Details) - Schedule of Operating Leases	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Schedule of Operating Leases [Abstract]
Operating lease ROU assets	¥ 9,607,109	$ 1,338,075	¥ 11,132,428	$ 1,620,040	¥ 14,850,283
Operating lease liabilities – current	5,027,649	700,249	4,753,547	691,757	4,322,252
Operating lease liabilities – non-current	¥ 4,462,505	$ 621,536	¥ 6,348,890	$ 923,918	¥ 10,605,260
Weighted average remaining lease term	2 years	2 years	2 years 6 months	2 years 6 months	3 years 4 months 24 days
Weighted average discount rate	4.90%	4.90%	4.70%	4.70%	4.80%